EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 20, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period					$ 1,868.2
Exploration and evaluation expenditures		$ 6.6		$ 6.5	29.6	$ 20.6
Reversal of impairment charge		0.0		0.0	524.1	0.0
Balance, end of the period		1,948.0			1,948.0		$ 1,868.2
Assets		3,935.4			3,935.4		3,400.5
Reversal of impairment charges		0.0		0.0	524.1	0.0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Reversal of impairment charges		0.0	$ 400.0	$ 0.0	400.0	0.0
Disposal Of Interest In Cote Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Assets	$ 390.4	391.3			$ 391.3
Proportion of ownership interest in joint venture	30.00%				30.00%
Tangible exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the period					$ 169.2	$ 155.1	155.1
Exploration and evaluation expenditures					8.4		14.1
Acquired Merrex exploration and evaluation assets					36.6		0.0
Reversal of impairment charge					400.0		0.0
Sale of a 30% interest in the Côté Gold Project					(167.3)		0.0
Balance, end of the period		$ 446.9			$ 446.9		$ 169.2